Income taxes - Summary of Movements in Deferred Tax Balances (Detaill)	12 Months Ended
Dec. 31, 2022 EUR (€)
Deferred tax assets
Deferred tax assets, balance	€ 2,148,424
(Charged)/credited
- Profit or loss	(68,180)
- Currency translation differences	13,990
Deferred tax assets, balance	2,094,234
Deferred tax liability, balance	(1,976,372)
(Charged)/credited
- Profit or loss	146,505
- Currency translation differences	(4,564)
Deferred tax liability, balance	(1,834,431)
Net deferred tax assets at December 31, 2022	259,803
Research And Development Expenses [Member]
Deferred tax assets
Deferred tax assets, balance	1,909,916
(Charged)/credited
- Profit or loss	(117,534)
Deferred tax assets, balance	1,792,382
Fixed Assets [Member]
(Charged)/credited
Deferred tax liability, balance	(66,456)
(Charged)/credited
- Profit or loss	28,972
- Currency translation differences	(4,564)
Deferred tax liability, balance	(42,048)
Non Current Provisions and Liabilities [Member]
Deferred tax assets
Deferred tax assets, balance	238,508
(Charged)/credited
- Profit or loss	49,354
- Currency translation differences	13,990
Deferred tax assets, balance	301,852
Deferred tax liability, balance	(1,909,916)
(Charged)/credited
- Profit or loss	117,533
Deferred tax liability, balance	€ (1,792,383)